Fair Value Measurements and Hedging - Derivative instruments effect on statement of operations (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest and finance costs
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other comprehensive income/(loss) (Note 7)	$ (2,351)	$ (848)	$ (0)
Total Gain/(loss) recognized	(2,351)	(848)	0
Gain/(loss) on forward freight agreements and bunker swaps, net
Total Gain/(loss) recognized	3,564	16,156	4,411
Forward Freight Agreements [Member]
Gain/(loss) on forward freight agreements and bunker swaps, net
Realized gain/(loss) on forward freight agreements and freight options	1,308	(5,995)	6,043
Unrealized gain/(loss) on forward freight agreements and freight options	1,802	(430)	(321)
Bunker Swaps [Member]
Gain/(loss) on forward freight agreements and bunker swaps, net
Realized gain/(loss) on bunker swaps	748	20,856	(1,386)
Unrealized gain/(loss) on bunker swaps	$ (294)	$ 1,725	$ 75